Condensed Statements of Combined Consolidated Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$ 8,044	[1]	$ (8,011)	[1]
Adjustments to reconcile net income (loss) to net cash from (used in) operating activities:
Depreciation and amortization expenses	2,811	[1]	2,821	[1]
Amortization of debt issuance costs	159	[1]	0	[1]
Unit-based compensation expense	378	[1]	0	[1]
Loss on asset disposals	236	[1]	25	[1]
Changes in current assets:
Receivables - trade	1,820	[1]	(406)	[1]
Receivables - affiliate	520	[1]	4	[1]
Prepayments and other current assets	437	[1]	(156)	[1]
Changes in current liabilities:
Accounts payable - trade	(952)	[1]	(295)	[1]
Accounts payable - affiliate	215	[1]	3	[1]
Deferred revenue - affiliate	(55)	[1]	0	[1]
Accrued liabilities	(502)	[1]	906	[1]
Changes in other noncurrent assets and liabilities	1,470	[1]	(526)	[1]
Net cash from (used in) operating activities	14,581	[1]	(5,635)	[1]
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Capital expenditures	(6,278)	[1]	(886)	[1]
Capital expenditure reimbursements by Sponsor	3,475	[1]	0	[1]
Net cash used in investing activities	(2,803)	[1]	(886)	[1]
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Distributions to General Partner	(226)	[1]	0	[1]
Distributions to Common unitholders	(5,530)	[1]	0	[1]
Distributions to Subordinated unitholders	(5,530)	[1]	0	[1]
Financing costs	(532)	[1]	0	[1]
Sponsor contributions of equity to the Predecessors	2,305	[1]	6,521	[1]
Capital contributions	424	[1]	0	[1]
Net cash from (used in) financing activities	(9,089)	[1]	6,521	[1]
INCREASE IN CASH AND CASH EQUIVALENTS	2,689	[1]	0	[1]
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	18,326	[1]	0	[1]
CASH AND CASH EQUIVALENTS, END OF PERIOD	21,015	[1]	0	[1]
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Interest paid, net of capitalized interest	367	[1]	0	[1]
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Capital expenditures included in accounts payable at period end	$ 2,857	[1]	$ 476	[1]

[1]	Adjusted to include the historical balances of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.